UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Cyrus Capital Partners, L.P. (f/k/a OZF Management, L.P.)

Address:   390 Park Avenue, 21st Floor
           New York, New York 10022

13F File Number: 28-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen C. Freidheim
Title:     Managing Member of Cyrus Capital Partners GP, L.L.C.,
           the general partner of Cyrus Capital Partners, L.P.
Phone:    (212) 380-5880



Signature, Place and Date of Signing:

/s/ Stephen C. Freidheim           New York, NY          August 15, 2005
--------------------------     ---------------------   ----------------------
   [Signature]                    [City, State]             [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         27

Form 13F Information Table Value Total:     $223,397
                                          (thousands)


List of Other Included Managers:  None


28- xxxx   Cyrus Opportunities Master Fund, Ltd.
           (f/k/a OZF Credit Opportunities Master Fund II, Ltd.)

                           FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2         COLUMN 3     COLUMN 4      COLUMN 5           COLUMN 6   COLUMN 7     COLUMN 8

                              TITLE                         VALUE       SHRS OR    SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP       (X$1000)    PRN AMT    PRN CALL  DISCRETION  MGRS  SOLE     SHARED  NONE
--------------                --------          -----       --------    -------    --- ----  ----------  ----  ----     ------  ----
AMR CORP                           COM          001765106      637,349     52,630  SH                    1        52,630
AQUILA INC                         COM          03840P102   22,640,158  6,271,499  SH                    1     6,271,499
AQUILA INC                      PIES 6.75%      03840P409    8,303,625  2,300,173  SH                    1     2,300,173
BECTON DICKINSON & CO              COM          075887109      199,912      3,807  SH                    1         3,807
CABLEVISION SYS CORP          CL A NY CABLVS    12686C109    1,655,080     51,400  SH                    1        51,400
CHENIERE ENERGY INC                COM          16411R208   44,004,000  1,414,916  SH                    1     1,414,916
COMCAST CORP NEW                   CL A         20030N101    7,454,800    246,915  SH                    1       246,915
CONTINENTAL AIRLS INC              CL B         210795308      517,920     39,000  SH                    1        39,000
DANIELSON HLDG CORP                COM          236274106    1,774,313    145,794  SH                    1       145,794
DPL INC                            COM          233293109   29,293,000  1,067,129  SH                    1     1,067,129
DADE BEHRING HLDGS INC             COM          23342J206   12,201,000    187,677  SH                    1       187,677
DELTA AIR LINES INC DEL            COM          247361108      355,440     94,500  SH                    1        94,500
DEX MEDIA INC                      COM          25212E100    3,149,000    129,000  SH                    1       129,000
HUNTSMAN CORP                      COM          447011107    4,965,000    244,900  SH                    1       244,900
HUNTSMAN CORP                 PFD MND CV 5%     447011206      115,000      2,500  PRN                   1         2,500
INSIGHT COMMUNICATIONS INC         CL A         45768V108      265,000     23,976  SH                    1        23,976
INTEROIL CORP                      COM          460951106    1,277,000     47,000  SH                    1        47,000
NEIMAN MARCUS GROUP INC            CL B         640204301       29,000        300  SH                    1           300
NEXTEL COMMUNICATIONS INC          CL A         65332V103    1,894,000     58,613  SH                    1        58,613
R.H. DONNELLEY CORP              COM NEW        74955W307    6,818,000    110,000  SH                    1       110,000
SPDR TR                         UNIT SER 1      78462F103      157,000      1,314  SH                    1         1,314
SEARS HLDGS CORP                   COM          812350106    1,393,000      9,296  SH                    1         9,296
SOUTHERN UN CO NEW                 COM          844030106   18,752,453    763,798  SH                    1       763,798
SPRINT CORP                      COM FON        852061100   12,068,000    481,000  SH                    1       481,000
SUNCOM WIRELESS HLDGS INC          CL A         86722Q108    1,182,560    547,500  SH                    1       547,500
WILLIAMS COS INC DEL               COM          969457100   21,594,000  1,136,521  SH                    1     1,136,521
XM SATELLITE RADIO HLDGS INC       CL A         983759101   20,701,000    615,000  SH                    1       615,000


23184.0001 #593302